Annual Total Returns- DWS Massachusetts Tax-Free Fund (Classes ACS) [BarChart] - Classes ACS - DWS Massachusetts Tax-Free Fund - INST Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(0.29%)	10.96%	8.66%	(4.81%)	10.18%	2.98%	0.01%	4.96%	0.32%	7.38%